Prepaids and Other - Components of prepaids and other (Details) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaids and other
Prepaids	$ 3,198,000	$ 54,375	$ 3,966	$ 52,295
Deposits	1,105,000		539,000
Total	4,303,000		2,648,000
Other assets, non-current
Equipment not in use	12,238,000		19,683,000
Prepaid supplies consignment inventory	885,000		0
Royalty - advance payment	360,000		120,000
Deferred future financing costs	0		5,083,000
Total	$ 13,483,000		$ 24,886,000